INCOME TAX (Restated, see Note 2) - Additional Information (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Valuation allowance		$ 9,100,000	$ 2,200,000
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
U.S. federal net operating loss carryovers	$ 176,006	$ 176,006
Valuation allowance	$ 465,518